Summary of Significant Accounting Policies - Schedule of Disaggregated Information of Revenues by Geographic Locations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 263,434	$ 227,131
Fujian [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	197,729	160,940
Beijing [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	12,352	13,690
Zhejiang [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	7,889	8,807
Liaoning [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	7,020	3,959
Jiangxi [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	6,407	4,183
Others [Member]
Schedule of Disaggregated Information of Revenues by Geographic Locations [Line Items]
Total revenues	$ 32,037	$ 35,552